Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 7	$ 0	$ 114
Deferred tax assets from equity compensation greater than compensation recognized for financial reporting		8
Equity adjustment for previously unrecognized deferred tax assets due to equity compensation		8
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	22	$ 25
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 19
Income Taxes (Additional Textual) [Abstract]
US federal statutory income tax rate	35.00%	35.00%	35.00%
Valuation allowances to reduce deferred tax assets to estimated realizable value	$ 280	$ 196	$ 221	$ 102
Deferred tax assets net of valuation allowance	146	187
Unrecognized Tax Benefits	19	41	$ 37	$ 16
Approximate tax benefits to be recognized relating to release of provisions no longer required	1
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	76	$ 70
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	76
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration 2015 to 2018	8
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration 2019 to 2023	17
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration 2024 to 2034	$ 51
Ireland
Income Taxes (Additional Textual) [Abstract]
Ireland federal statutory income tax rate	25.00%
United Kingdom
Income Taxes (Additional Textual) [Abstract]
Valuation allowances relating to deferred tax assets arising from UK other net operating losses	$ 10
Valuation allowances relating to deferred tax assets arising from UK capital loss carryforwards	39
United States
Income Taxes (Additional Textual) [Abstract]
Valuation allowances to reduce deferred tax assets to estimated realizable value	$ 231